RECENT ACTIVITIES (Details Narrative) (USD $) In Thousands, unless otherwise specified	0 Months Ended		6 Months Ended																		0 Months Ended				0 Months Ended		1 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Apr. 02, 2013 Integer	Jan. 04, 2013	Jun. 30, 2013	Jun. 30, 2012	Aug. 01, 2013	Dec. 31, 2012	Apr. 02, 2013 Affilate of Blackstone Tactical Opportunities Advisors LLC	Apr. 02, 2013 Springleaf Finance, Inc.	Jun. 30, 2013 Reverse Mortgage Loans	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans	Jun. 30, 2013 MSRs	Dec. 31, 2012 MSRs	Nov. 30, 2012 MSRs	Jun. 29, 2012 MSRs	Dec. 31, 2011 MSRs	Jan. 06, 2013 MSRs - four pools	Dec. 31, 2012 MSRs - four pools	Nov. 30, 2012 MSRs - four pools	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees	Jul. 18, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 15, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jul. 02, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 30, 2013 Excess Mortgage Servicing Rights Investees MSRs	Jun. 27, 2013 Agency RMBS	Apr. 02, 2013 Agency RMBS	Aug. 07, 2013 Agency RMBS	Jun. 30, 2013 Agency RMBS	Jun. 30, 2013 Non-Agency RMBS	Aug. 31, 2013 Non-Agency RMBS	Dec. 31, 2012 Non-Agency RMBS
Face amount of securities purchased																									$ 22,700		$ 8,000	$ 156,300	$ 547,500	$ 391,700	$ 193,800
Purchase of real estate securities			(265,100)																						1,200		8,300	165,200	362,400	242,800	121,300
Unpaid principal balance of underlying loans	4,200,000											69,914,531	76,560,751	13,000,000		9,705,512		58,000,000	215,000,000		34,000,000	4,000,000	43,000,000	83,864,810
Amount contributed to acquire joint venture		27,300	80,700																		65,000	12,000	53,000
Percentage ownership acquired in joint venture	30.00%	50.00%															50.00%			50.00%		4.20%	45.00%
Line of credit facility, maximum borrowing capacity collateralized by Non-Agency RMBS					350,000
Percentage of Investment owned by New Residential		67.00%								70.00%					65.00%		67.00%
Percentage of Investment co-owned by Nationstar		33.00%								30.00%					35.00%		33.00%
Loans in private label securitizations portfolio (percent)															75.00%		53.00%
Amount committed to invest in joint venture																	340,000
Repurchase agreements						158,000																				1,000,000
Outstanding face amount									56,730		83,000
Residential mortgage loans, held-for-investment			33,636							35,000
Number of loans in portfolio	400,000
Acquisitions of investments in consumer loan equity method investees	250,000
Percentage of portfolio co-invested by other parties	70.00%						23.00%	47.00%
Purchase price of portfolio financed by asset-backed notes	2,200,000
Purchase price of portfolio	3,000,000
Agency RMBS contributed from Newcastle, face amount			$ 1,000,000																							$ 1,000,000